Federated Clover Value Fund II
Primary Shares
Service Shares
Federated Capital Appreciation Fund II
Primary Shares
Service Shares
Federated Capital Income Fund II
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Primary Shares
Service Shares
Federated International Equity Fund II
Federated Kaufmann Fund II
Primary Shares
Service Shares
Federated Market Opportunity Fund ii
Service Shares
Federated Mid-Cap Growth Strategies Fund II
Federated Prime Money Fund II
Federated Quality Bond Fund II
Primary Shares
Service Shares
Portfolios of Federated Insurance Series (“Portfolios”)
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2009.

1.  As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee of the Portfolios and as a member of the Audit Committee and the Nominating Committee.

2.  Please replace the fund ownership information for Mr. O’Neill and Mr. Will with the following information:

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Independent Board Member Name	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
Thomas M. O’Neill	None	Over $100,000
James F. Will	None	$50,001 - $100,000

June 8, 2009

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